OTHER NON-FINANCIAL ASSETS AND NON-FINANCIAL LIABILITIES (Details 1)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Non financial Assets And Non financial Liabilities [Abstract]
Percentage of cash income distributed to shareholders as dividend as per dividend policy	40.00%